Supplement to the
Fidelity® Series Small Cap Opportunities Fund
September 29, 2011
Prospectus

Charles Myers no longer serves as a co-manager of the fund. All references to Charles Myers are no longer applicable.

SMO-12-01  January 20, 2012
1.843345.110

Supplement to the
Fidelity® Series Small Cap Opportunities Fund
Class F
September 29, 2011
Prospectus

Charles Myers no longer serves as a co-manager of the fund. All references to Charles Myers are no longer applicable.

SMO-F-12-01  January 20, 2012
1.904319.102